Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Finance and insurance, net	$ 1,554	$ 892	$ 3,898	$ 3,117	$ 1,608
Lease income, net	107	145	490	533	142
Total Revenues	56,612	25,390	118,625	102,486	58,351
Cost of sales (exclusive of depreciation)	54,604	22,918	107,369	93,780	52,708
Gross Profit	2,008	2,472	11,256	8,706	5,643
Operating Expenses:
Selling, general and administrative	18,873	3,916	17,552	18,305	11,661
Depreciation expense			341	504	338
Management fee expense - related party	2	62	215	250	250
Total Operating Expenses	61,221	4,112	18,108	19,059	12,249
Loss from Operations	(59,213)	(1,640)	(6,852)	(10,353)	(6,606)
Interest Expense	175	149	518	651	466
Other Income (Expense), net
Management fee income - related party					127
Change in fair value of warrants liability	12,358	13	(14)	24	(2)
Change in fair value of redeemable convertible preferred stock tranche obligation	0	284	923	(1,396)	(272)
Other income (expense)	162	3	(81)	(291)	662
Total Other Income , net	44,366	287	828	(1,663)	515
Loss Before Income Tax Expense	(15,022)	(1,502)	(6,542)	(12,667)	(6,557)
Income Tax Expense	0	5	10	11	3
Net Loss	$ (15,022)	$ (1,507)	$ (6,552)	$ (12,678)	$ (6,560)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.15)	$ (0.03)	$ (0.11)	$ (0.22)	$ (0.13)
Weighted-average Shares used in Computing Net Loss per Share, basic and diluted	100,817,385	58,621,041
Retail vehicle sales
Revenues:
Total Revenues	$ 50,383	$ 21,042	$ 104,253	$ 90,382	$ 53,448
Cost of sales (exclusive of depreciation)	48,917	19,555	96,983	84,534	48,523
Gross Profit	1,466	1,487	7,270	5,848	4,925
Wholesale vehicle sales
Revenues:
Total Revenues	4,568	3,311	9,984	8,454	3,153
Cost of sales (exclusive of depreciation)	5,687	3,363	10,386	9,246	4,185
Gross Profit	$ (1,119)	$ (52)	$ (402)	$ (792)	$ (1,032)